Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income for the year	$ 27,622	$ 13,817
Items that may subsequently be reclassified to net income:
Currency translation differences	(34,541)	(23,052)
Items that will not subsequently be reclassified to net income:
(Loss) gain on FVTOCI investments	(11,847)	18,212
Tax recovery (expense) on FVTOCI investments	1,320	(2,346)
Total other comprehensive loss for the year	(45,068)	(7,186)
Total comprehensive (loss) income for the year	$ (17,446)	$ 6,631